Related Party Transaction	12 Months Ended
Mar. 31, 2025
Related Party Transaction [Abstract]
Related Party Transaction

4. Related Party Transaction

Related Parties

Name of related parties	Relationship with the Company
Huihe Zheng	Principal shareholder, Chief Executive Officer and Chairman of the Company

Related Party Transactions

(i)     During the year ended March 31, 2025, Huihe Zheng advanced $129,056 (2024: $244,313) to the Company to support its operations.

(ii)    During the year ended March 31, 2025, the Company repaid $812,277 (2024: nil) to Huihe Zheng.

(iii)   On October 9, 2024, the Company issued 6,000,000 Series B Shares to Huihe Zheng at a purchase price of $0.10 per share, in exchange for the cancellation by Mr. Zheng of a portion of the currently outstanding principal amount of the debt owed by the Company to Mr. Zheng, in the amount of $600,000, which was loaned by Mr. Zheng to the Company providing for its working capital and general corporate expenses.

Due to Related Party Balance

The Company’s due to related party balance is as follows:

	March 31, 2025	March 31, 2024
	US$	US$
Huihe Zheng	—	1,283,221
Total	—	1,283,221

The due to related party balance is unsecured, interest-free and due on demand.